Total
Investment Trust Prospectus | CORE PLUS FUND
Core Plus Fund
Investment Objective
The fund seeks to maximize total return.
As a secondary objective, the fund seeks a high level of income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - CORE PLUS FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	4.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - CORE PLUS FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	G CLASS
Management Fees (as a percentage of Assets)	[1]	0.54%	0.44%	0.54%	0.54%	0.54%	0.34%	0.34%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.56%	0.46%	0.81%	1.56%	1.06%	0.36%	0.36%
Fee Waiver or Reimbursement		none	none	none	none	none	none	0.34%	[2]
Net Expenses (as a percentage of Assets)		0.56%	0.46%	0.81%	1.56%	1.06%	0.36%	0.02%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.
[2]	The advisor agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - CORE PLUS FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	57	180	313	702
I CLASS	47	148	258	580
A CLASS	529	697	880	1,407
C CLASS	159	493	851	1,855
R CLASS	108	338	585	1,294
R5 CLASS	37	116	202	26
G CLASS	2	6	11	456

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
The fund may invest in high-yield debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund may also invest in securities issued by companies that are located in emerging market countries—emerging market securities. The fund may not invest more than 35% of its assets in high-yield securities.
The fund may invest in non-dollar denominated debt securities. The weighted average maturity of the fund’s portfolio must be 3½ years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds).
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. This fund is more susceptible to interest rate changes than funds that have a shorter-weighted average maturity, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 3.62% Lowest Performance Quarter (2Q 2013): -2.88%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.98%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - CORE PLUS FUND		Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.74%
INVESTOR CLASS		Investor Class Return Before Taxes	9.04%	3.08%	3.83%
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	7.81%	1.77%	2.48%
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.33%	1.76%	2.40%
I CLASS	[1]	I Class1 Return Before Taxes	9.26%	3.19%	3.93%
A CLASS		A Class Return Before Taxes	3.91%	1.89%	3.10%
C CLASS		C Class Return Before Taxes	7.96%	2.06%	2.80%
R CLASS		R Class Return Before Taxes	8.50%	2.57%	3.32%
R5 CLASS		R5 Class Return Before Taxes	9.36%	3.29%	4.04%
[1]	Historical performance for the I Class prior to its inception (April 10, 2017) is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | DIVERSIFIED BOND FUND
Diversified Bond Fund
Investment Objective
The fund seeks a high level of income by investing in non-money market debt securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - DIVERSIFIED BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - DIVERSIFIED BOND FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.59%	0.39%	0.36%	0.59%	0.59%	0.59%	0.39%	0.34%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.60%	0.40%	0.37%	0.85%	1.60%	1.10%	0.40%	0.35%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - DIVERSIFIED BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	61	193	335	751
I CLASS	41	129	225	506
Y CLASS	38	119	208	469
A CLASS	533	709	901	1,452
C CLASS	163	506	872	1,899
R CLASS	112	350	607	1,340
R5 CLASS	41	129	225	506
R6 CLASS	36	113	197	444

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.
The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objective. Such derivatives may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. This fund is more susceptible to interest rate changes than funds that have shorter-weighted maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for I Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2011): 3.35% Lowest Performance Quarter (4Q 2016): -2.96% As of June 30, 2020, the most recent calendar quarter end, the fund’s I Class year-to-date return was 6.02%.
Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - DIVERSIFIED BOND FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays U.S Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.74%
I CLASS		I Class Return Before Taxes	8.58%	2.74%	3.67%		Apr. 01, 1993
I CLASS | After Taxes on Distributions		Return After Taxes on Distributions	7.48%	1.61%	2.40%		Apr. 01, 1993
I CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.07%	1.59%	2.32%		Apr. 01, 1993
INVESTOR CLASS		Investor Class Return Before Taxes	8.39%	2.54%	3.46%		Dec. 03, 2001
Y CLASS	[1]	Y Class1 Return Before Taxes	8.61%	2.78%		3.15%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	3.26%	1.36%	2.73%		Dec. 03, 2001
C CLASS		C Class Return Before Taxes	7.34%	1.53%	2.44%		Jan. 31, 2003
R CLASS		R Class Return Before Taxes	7.91%	2.04%	2.95%		Jul. 29, 2005
R5 CLASS	[2]	R5 Class2 Return Before Taxes	8.58%	2.75%	3.67%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	8.73%	2.81%		3.19%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares. Y Class performance has been adjusted to reflect differences in expenses between classes. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.

The after-tax returns are shown only for I Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | HIGH INCOME FUND
High Income Fund
Investment Objective
The fund seeks current yield and capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - HIGH INCOME FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	none	none
Maximum Account Fee	$ 25	none	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - HIGH INCOME FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.78%	0.68%	0.58%	0.78%	0.58%	0.53%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.79%	0.69%	0.59%	1.04%	0.59%	0.54%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - HIGH INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	81	253	439	978
I CLASS	71	221	385	859
Y CLASS	60	189	330	738
A CLASS	552	767	999	1,664
R5 CLASS	60	189	330	738
R6 CLASS	55	173	302	678

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.
Types of high-yield securities the fund may invest in include: bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.
Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The fund may invest up to 20% of its net assets in bank loan investments.
Deferred payment securities are zero-coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.
The fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer than issuers of investment grade debt securities. High-yield securities (junk bonds) are inherently speculative. These factors may be more likely to cause an issuer of high-yield bonds to default on its obligations.

•
Liquidity Risk – The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Interest Rate Risk – Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term debt securities, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
New Issue Risk – The market value of newly issued securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited availability for trading, and limited information about the issuer.

•
Bank Loans Risk – When purchasing participations, the fund generally has no rights to enforce borrower compliance with the terms of the loan agreement, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan. This means the fund assumes the credit risk of both the borrower and the lender that sells the participation. Investments in unsecured bank loans are subject to greater risk than investment in loans secured by collateral. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional purchases or meet redemptions. Finally, bank loans may not be considered “securities” under the federal securities laws. Therefore, the fund may not be able to rely on the anti-fraud provisions of those laws.

•
Distressed Securities Risk – Distressed securities are speculative and involve substantial risk in addition to the risks of investing in high-yield bonds. Distressed securities frequently do not produce income while they are outstanding and may require the fund to bear certain extraordinary expenses to protect and recover its investment. Distressed securities are at high risk for default and may include securities that have already defaulted. The fund could lose its entire investment.

•
Deferred Payment Securities Risk – During the time that interest payments are not being made on these securities, holders are deemed to receive income (phantom income) annually, even though cash is not received. Additionally, these securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. Longer term zero-coupon bonds are more exposed to this risk than those with shorter terms.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Payment-in-Kind Securities Risk – Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The market price of payment-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Y Class shares. The table shows how the fund’s average annual total returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
The fund acquired the assets and assumed the historical performance of the Nomura High Yield Fund, a series of The Advisors’ Inner Circle Fund III (the “Predecessor Fund”) on October 2, 2017 (the “Reorganization”). Accordingly, the performance shown for periods prior to October 2, 2017 represents the performance of Class I shares of the Predecessor Fund. In addition, the Predecessor Fund acquired the assets and assumed the historical performance of the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Prior Predecessor Fund,” and together with the Predecessor Fund, the “Predecessor Funds”) on December 8, 2014 (the “Prior Reorganization”). Accordingly, the performance shown for periods before December 8, 2014 represents the performance of Class I shares of the Prior Predecessor Fund. The Predecessor Funds’ returns in the bar chart and table have not been adjusted to reflect the fund’s expenses. If the Predecessor Funds’ performance information had been adjusted to reflect the fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Funds for that period.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 6.67% Lowest Performance Quarter (3Q 2015): -5.29% As of June 30, 2020, the most recent calendar quarter end, the fund’s Y Class year-to-date return was -4.45%.
Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - HIGH INCOME FUND		Label	1 Year	5 Years	Since Inception	Inception Date
ICE BofAML U.S. High Yield Constrained Index		ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	14.41%	6.13%	5.78%	Dec. 27, 2012
Y CLASS		Y Class Return Before Taxes	12.67%	5.67%	6.00%	Dec. 27, 2012
Y CLASS | After Taxes on Distributions		Return After Taxes on Distributions	10.13%	3.02%	3.06%	Dec. 27, 2012
Y CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	7.44%	3.11%	3.23%	Dec. 27, 2012
INVESTOR CLASS	[1]	Investor Class1 Return Before Taxes	12.32%	5.46%	5.78%	Oct. 02, 2017
I CLASS	[1]	I Class1 Return Before Taxes	12.44%	5.53%	5.87%	Oct. 02, 2017
A CLASS	[1]	A Class1 Return Before Taxes	7.10%	4.23%	4.83%	Oct. 02, 2017
R5 CLASS	[1]	R5 Class1 Return Before Taxes	12.68%	5.66%	5.99%	Oct. 02, 2017
R6 CLASS		R6 Class Return Before Taxes	12.61%		4.84%	Oct. 02, 2017
[1]	Historical performance for the Investor, I, A and R5 Classes prior to their inception is based on the performance of the Predecessor Fund and Prior Predecessor Fund. Investor, I, A and R5 Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes. Since inception performance is based on the inception date of the Predecessor Funds.

After-tax returns are shown only for Y Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | HIGH-YIELD FUND
High-Yield Fund
Investment Objective
The fund seeks high current income.
As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - HIGH-YIELD FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - HIGH-YIELD FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	0.77%	0.67%	0.57%	0.77%	0.77%	0.77%	0.57%	0.52%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.78%	0.68%	0.58%	1.03%	1.78%	1.28%	0.58%	0.53%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2019.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - HIGH-YIELD FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	80	250	434	966
I CLASS	70	218	379	847
Y CLASS	59	186	324	726
A CLASS	551	764	994	1,653
C CLASS	181	561	965	2,092
R CLASS	131	407	703	1,545
R5 CLASS	59	186	324	726
R6 CLASS	54	170	297	665

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s net assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities, as well as loan participations and loan assignments). The remaining assets may be invested in common stocks or other equity-related securities. The fund may invest in new issuances of high yield securities, distressed securities and restricted or illiquid securities, including Rule 144A securities.
Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swaps (including credit default swaps), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The fund may also engage in securities lending and invest its collateral in eligible securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks

•
Credit Risk – High-yield debt securities are especially subject to credit risk. The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Securities Lending Risk – Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Loan Risk – In addition to the same general risks as debt securities, loans in which the fund invests may be exposed to restrictions on transfer, the inability or unwillingness of assignor(s) on whom the fund relies to demand and receive loan payments, and the risks of being a lender.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2011): 7.13% Lowest Performance Quarter (3Q 2011): -6.81%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -3.79%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - HIGH-YIELD FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclay's U.S. High-Yield 2% Issuer Capped Bond Index		Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	14.32%	6.13%	7.55%
INVESTOR CLASS		Investor Class Return Before Taxes	13.21%	4.53%	6.15%		Sep. 30, 1997
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	11.06%	2.26%	3.62%		Sep. 30, 1997
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	7.78%	2.41%	3.70%		Sep. 30, 1997
I CLASS	[1]	I Class1 Return Before Taxes	13.09%	4.68%	6.28%		Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	13.42%	4.77%	6.38%		Apr. 10, 2017
A CLASS		A Class Return Before Taxes	7.78%	3.34%	5.43%		Mar. 08, 2002
C CLASS		C Class Return Before Taxes	12.07%	3.53%	5.12%		Dec. 10, 2001
R CLASS		R Class Return Before Taxes	12.63%	4.04%	5.64%		Jul. 29, 2005
R5 CLASS		R5 Class Return Before Taxes	13.42%	4.77%	6.38%		Aug. 02, 2004
R6 CLASS		R6 Class Return Before Taxes	13.50%	4.79%		4.48%	Jul. 26, 2013
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | NT DIVERSIFIED BOND FUND
NT Diversified Bond Fund
Investment Objective
The fund seeks a high level of income by investing in non-money market debt securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investment Trust Prospectus NT DIVERSIFIED BOND FUND G CLASS
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.34%	[1]
Net Expenses (as a percentage of Assets)	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Trust Prospectus | NT DIVERSIFIED BOND FUND | G CLASS | USD ($)	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.
The fund invests most of its assets in investment-grade securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. The weighted average maturity of the fund’s portfolio must be three and one-half years or longer.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objective. Such derivatives may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. This fund is more susceptible to interest rate changes than funds that have shorter-weighted maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Return

Highest Performance Quarter (3Q 2011): 3.44% Lowest Performance Quarter (4Q 2016): -3.05% As of June 30, 2020, the most recent calendar quarter end, the fund’s G Class year-to-date return was 6.28%.
Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - NT DIVERSIFIED BOND FUND	Label	1 Year	5 Years	10 Years
Bloomberg Barclays U.S Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.74%
G CLASS	G Class Return Before Taxes	8.96%	2.94%	3.73%
G CLASS | After Taxes on Distributions	Return After Taxes on Distributions	7.70%	1.75%	2.47%
G CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.28%	1.72%	2.37%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | NT HIGH INCOME FUND
NT High Income Fund
Investment Objective
The fund seeks current yield and capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - NT HIGH INCOME FUND		INVESTOR CLASS	G CLASS
Management Fees (as a percentage of Assets)	[1]	0.78%	0.53%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		0.79%	0.54%
Fee Waiver or Reimbursement		none	0.53%	[2]
Net Expenses (as a percentage of Assets)		0.79%	0.01%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2019.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - NT HIGH INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	81	253	439	978
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily in high-yield corporate bonds and other debt instruments with an emphasis on those that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or, if unrated, determined by the investment advisor to be of similar quality.
Types of high-yield securities the fund may invest in include: bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; and fixed, variable, and floating rate obligations. The fund may invest in new issuances of high yield securities, distressed securities, and restricted or illiquid securities, including Rule 144A securities.
Bank loans include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically these loans hold a senior position in the borrower’s capital structure, they have interest rates that reset frequently, and they may be secured by the borrower’s assets or they may be unsecured. The fund may invest up to 20% of its net assets in bank loan investments.
Deferred payment securities are zero-coupon securities that convert on a specified date to interest bearing debt securities. On this date, the stated coupon rate becomes effective and interest is paid at regular intervals.
The fund may invest in fixed-income instruments of foreign issuers, including emerging market issuers. Generally, the fund invests in U.S. dollar denominated securities, however, the fund may invest in securities denominated in foreign currencies.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities. The fund may also invest in short-term money market instruments and U.S. government securities.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer than issuers of investment grade debt securities. High-yield securities (junk bonds) are inherently speculative. These factors may be more likely to cause an issuer of high-yield bonds to default on its obligations.

•
Liquidity Risk – The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•
Interest Rate Risk – Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term debt securities, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
New Issue Risk – The market value of newly issued securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited availability for trading, and limited information about the issuer.

•
Bank Loans Risk – When purchasing participations, the fund generally has no rights to enforce borrower compliance with the terms of the loan agreement, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan. This means the fund assumes the credit risk of both the borrower and the lender that sells the participation. Investments in unsecured bank loans are subject to greater risk than investment in loans secured by collateral. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional purchases or meet redemptions. Finally, bank loans may not be considered “securities” under the federal securities laws. Therefore, the fund may not be able to rely on the anti-fraud provisions of those laws.

•
Distressed Securities Risk – Distressed securities are speculative and involve substantial risk in addition to the risks of investing in high-yield bonds. Distressed securities frequently do not produce income while they are outstanding and may require the fund to bear certain extraordinary expenses to protect and recover its investment. Distressed securities are at high risk for default and may include securities that have already defaulted. The fund could lose its entire investment.

•
Deferred Payment Securities Risk – During the time that interest payments are not being made on these securities, holders are deemed to receive income (phantom income) annually, even though cash is not received. Additionally, these securities may be subject to greater price fluctuations when interest rates change than securities that currently pay interest. Longer term zero-coupon bonds are more exposed to this risk than those with shorter terms.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Restricted and Illiquid Securities Risk – The fund may invest in restricted or illiquid securities, including Rule 144A securities, which are securities that are not registered for sale to the general public under the Securities Act of 1933, as amended. These securities may be resold to certain institutional investors but, if at any time an insufficient number of qualified institutional buyers are interested in purchasing the securities, the fund may not have the ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a fund’s investment in Rule 144A securities may subject the fund to enhanced liquidity risk and potentially increase the fund’s exposure to illiquid investments.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Payment-in-Kind Securities Risk – Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the fund may obtain no return at all on its investment. The market price of payment-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Calendar Year Total Return

Highest Performance Quarter (1Q 2019): 6.76%          Lowest Performance Quarter (4Q 2018): -5.74%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was (5.74)%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - NT HIGH INCOME FUND	Label	1 Year	Since Inception	Inception Date
ICE BofAML U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	14.41%	5.55%	May 19, 2017
INVESTOR CLASS	Investor Class Return Before Taxes	12.77%	4.59%	May 19, 2017
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	10.24%	2.26%	May 19, 2017
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.50%	2.48%	May 19, 2017
G CLASS	G Class Return Before Taxes	13.51%	5.36%	May 19, 2017

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | PRIME MONEY MARKET FUND
Prime Money Market Fund
Investment Objective
The fund seeks to earn the highest level of current income while preserving the value of your investment.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about sales charges that may apply in certain circumstances where such shares were acquired by exchange from another American Century Investments fund, is available from your financial professional and in Calculation of Sales Charges on page 10 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - PRIME MONEY MARKET FUND - USD ($)	INVESTOR CLASS	A CLASS		C CLASS
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	[1]	none	[1]
Maximum Account Fee	$ 25	none		none
[1]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - PRIME MONEY MARKET FUND	INVESTOR CLASS	A CLASS	C CLASS
Management Fees (as a percentage of Assets)	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees	none	0.25%	0.75%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.58%	0.83%	1.33%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - PRIME MONEY MARKET FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	59	186	324	726
A CLASS	85	265	461	1,026
C CLASS	136	422	730	1,601

Principal Investment Strategies
The fund invests most of its assets in high-quality, very short-term debt securities issued by corporations, banks and federal, state and local governments.
Under normal market conditions, 25% or more of the fund’s assets are invested in obligations of issuers in the financial services industry. The debt securities in which the fund invests may include municipal securities and variable-rate securities. A municipal security is a taxable or tax-exempt debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. A variable-rate security is a debt obligation that provides for specified periodic interest rate adjustments based on changes in some index, such as the Secured Overnight Financing Rate (SOFR).
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Because high-quality debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Principal Risks
Even though the fund’s investments are designed to minimize interest rate, liquidity and credit risk, the fund is still subject to some degree of risk.

•
Interest Rate Risk – Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. A sharp and unexpected rise in interest rates could cause the fund’s price to drop.

•
Liquidity Risk – Changing regulatory or market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Repurchase Agreement Risk – If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

•
Municipal Securities Risk – The fund is sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 0.52%          Lowest Performance Quarter (1Q 2015):0.00%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.39%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - PRIME MONEY MARKET FUND	Label	1 Year	5 Years	10 Years
INVESTOR CLASS	Investor Class	1.82%	0.81%	0.41%
A CLASS	A Class	1.57%	0.70%	0.35%
C CLASS	C Class	1.06%	0.47%	0.24%

Investment Trust Prospectus | SHORT DURATION FUND
Short Duration Fund
Investment Objective
The fund seeks to maximize total return.
As a secondary objective, the fund seeks a high level of income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - SHORT DURATION FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	2.25%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none
[1]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - SHORT DURATION FUND	INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	0.58%	0.48%	0.58%	0.58%	0.58%	0.38%	0.33%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.59%	0.49%	0.84%	1.59%	1.09%	0.39%	0.34%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - SHORT DURATION FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	60	189	330	738
I CLASS	50	157	275	617
A CLASS	309	487	681	1,239
C CLASS	162	503	866	1,888
R CLASS	111	347	602	1,329
R5 CLASS	40	126	219	493
R6 CLASS	35	110	191	431

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies
The fund invests at least 65% of its assets in investment-grade, non-money market debt securities. An investment-grade security is one that has been rated by a nationally recognized statistical rating organization in its top four credit quality categories or determined by the advisor to be of comparable credit quality. Debt securities include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.
The fund may invest in high-yield debt securities. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. The fund may also invest in securities issued by companies that are located in emerging market countries. The fund may not invest more than 35% of its assets in high-yield securities.
No more than 10% of the fund’s assets may be invested in non-dollar denominated debt securities.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the debt securities described above, the fund may also invest in bank loans.
The fund also may invest in derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivatives may include options, futures contracts, options on futures contracts, and swaps (including credit default swaps). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is also riskier than investing in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 1.54%        Lowest Performance Quarter (2Q 2013): -0.72%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 2.00%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - SHORT DURATION FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.67%	1.54%
INVESTOR CLASS		Investor Class Return Before Taxes	3.95%	1.88%	1.76%		Nov. 30, 2006
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	2.86%	1.00%	0.98%		Nov. 30, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.33%	1.05%	1.02%		Nov. 30, 2006
I CLASS	[1]	I Class1 Return Before Taxes	4.06%	1.99%	1.85%		Apr. 10, 2017
A CLASS		A Class Return Before Taxes	1.38%	1.16%	1.27%		Nov. 30, 2006
C CLASS		C Class Return Before Taxes	3.02%	0.89%	0.75%		Nov. 30, 2006
R CLASS		R Class Return Before Taxes	3.43%	1.40%	1.26%		Nov. 30, 2006
R5 CLASS		R5 Class Return Before Taxes	4.16%	2.09%	1.96%		Nov. 30, 2006
R6 CLASS		R6 Class Return Before Taxes	4.21%			2.39%	Jul. 28, 2017
[1]	Historical performance for the I Class prior to its inception is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | SHORT DURATION INFLATION PROTECTION BOND FUND
Short Duration Inflation Protection Bond Fund
Investment Objective
The fund pursues total return using a strategy that seeks to protect against U.S. inflation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - SHORT DURATION INFLATION PROTECTION BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	2.25%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - SHORT DURATION INFLATION PROTECTION BOND FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	0.56%	0.46%	0.36%	0.56%	0.56%	0.56%	0.36%	0.31%	0.31%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.57%	0.47%	0.37%	0.82%	1.57%	1.07%	0.37%	0.32%	0.32%
Fee Waiver or Reimbursement	none	none	none	none	none	none	none	none	0.31%	[1]
Net Expenses (as a percentage of Assets)	0.57%	0.47%	0.37%	0.82%	1.57%	1.07%	0.37%	0.32%	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - SHORT DURATION INFLATION PROTECTION BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	58	183	319	714
I CLASS	48	151	264	592
Y CLASS	38	119	208	469
A CLASS	307	481	670	1,216
C CLASS	160	496	856	1,866
R CLASS	109	341	591	1,306
R5 CLASS	38	119	208	469
R6 CLASS	33	103	180	406
G CLASS	1	3	6	13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest a portion of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities, including mortgage- and asset-backed securities, whether issued by the U.S. government, its agencies or instrumentalities, corporations or other non-governmental issuers.
The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund invests primarily in investment-grade securities, but may also invest a portion of its assets in high-yield securities, or junk bonds.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swaps (including inflation and credit default swaps), or in mortgage- or asset-backed securities, provided that such instruments are in keeping with the fund’s investment objective.
The weighted average duration of the fund’s portfolio must be five years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks

•
Interest Rate Risk – Inflation-linked securities trade at prevailing real interest rates. Generally, when real interest rates rise, the value of the fund’s debt securities will decline. The opposite is true when real interest rates decline. The real interest rate is the current market interest rate minus the market’s inflation expectations. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar duration that invest less heavily in mortgage- and asset-backed securities.

•
Derivatives Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2010): 3.51%    Lowest Performance Quarter (2Q 2013): -3.25%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.45%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - SHORT DURATION INFLATION PROTECTION BOND FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Bloomberg Barclay's 1-5 Year Treasury Inflation Index		Bloomberg Barclays U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	5.08%	1.84%	1.73%
INVESTOR CLASS		Investor Class Return Before Taxes	4.77%	1.65%	2.15%		May 31, 2005
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	4.06%	1.15%	1.37%		May 31, 2005
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	2.83%	1.04%	1.39%		May 31, 2005
I CLASS	[1]	I Class1 Return Before Taxes	4.84%	1.75%	2.25%		Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	4.94%	1.85%	2.36%		Apr. 10, 2017
A CLASS	[2]	A Class2 Return Before Taxes	2.06%	0.91%	1.66%		May 31, 2005
C CLASS		C Class Return Before Taxes	3.77%	0.63%	1.14%		May 31, 2005
R CLASS		R Class Return Before Taxes	4.30%	1.14%	1.64%		May 31, 2005
R5 CLASS		R5 Class Return Before Taxes	4.94%	1.86%	2.36%		May 31, 2005
R6 CLASS		R6 Class Return Before Taxes	5.00%	1.91%		1.24%	Jul. 26, 2013
G CLASS		G Class Return Before Taxes	5.42%			2.62%	Jul. 28, 2017
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[2]	Prior to August 31, 2011, this class had a front-end sales charge of 4.50%. The front-end sales charge is now 2.25%. Performance prior to that date has been restated to reflect this change in the sales charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | SHORT DURATION STRATEGIC INCOME FUND
Short Duration Strategic Income Fund
Investment Objective
The fund seeks income.
As a secondary objective, the fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 16 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - SHORT DURATION STRATEGIC INCOME FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	2.25%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $500,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - SHORT DURATION STRATEGIC INCOME FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.52%	0.42%	0.32%	0.77%	1.52%	1.02%	0.32%	0.27%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2020.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - SHORT DURATION STRATEGIC INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	53	167	291	653
I CLASS	43	135	236	530
Y CLASS	33	103	180	406
A CLASS	302	466	644	1,158
C CLASS	155	481	830	1,811
R CLASS	104	325	564	1,248
R5 CLASS	33	103	180	406
R6 CLASS	28	87	152	344

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies
The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index). The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average duration of the fund’s portfolio must be three years or shorter. Duration is an indication of the relative sensitivity of a security’s market value to changes in interest rates. The longer the weighted average duration of the fund’s portfolio, the more sensitive its market value is to interest rate fluctuations. Duration is different from maturity in that it attempts to measure the interest rate sensitivity of a security, as opposed to its expected final maturity. For example, if the weighted average duration of the fund’s portfolio is two years, a 2% change in the value of the fund’s portfolio would be expected for every 1% change in interest rates.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of the two positions is intended to reduce or eliminate the exposure created by the first position.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds), unaffiliated funds, securities and other financial instruments.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by counterparties.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Convertible Securities Risk – The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer, and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 2.33%    Lowest Performance Quarter (3Q 2015): -2.07%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.37%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - SHORT DURATION STRATEGIC INCOME FUND		Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.67%	1.59%	Jul. 28, 2014
INVESTOR CLASS		Investor Class Return Before Taxes	5.23%	2.55%	2.11%	Jul. 28, 2014
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	4.00%	1.33%	0.86%	Jul. 28, 2014
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	3.08%	1.40%	1.04%	Jul. 28, 2014
I CLASS	[1]	I Class1 Return Before Taxes	5.22%	2.63%	2.18%	Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	5.31%	2.74%	2.31%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	2.45%	1.84%	1.44%	Jul. 28, 2014
C CLASS		C Class Return Before Taxes	4.18%	1.53%	1.10%	Jul. 28, 2014
R CLASS		R Class Return Before Taxes	4.59%	2.04%	1.61%	Jul. 28, 2014
R5 CLASS		R5 Class Return Before Taxes	5.33%	2.75%	2.32%	Jul. 28, 2014
R6 CLASS		R6 Class Return Before Taxes	5.38%	2.81%	2.37%	Jul. 28, 2014
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Class is based on the R5 Class inception date.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | STRATEGIC INCOME FUND
Strategic Income Fund
Investment Objective
The fund seeks income.
As a secondary objective, the fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 16 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - STRATEGIC INCOME FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - STRATEGIC INCOME FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.74%	0.64%	0.54%	0.74%	0.74%	0.74%	0.54%	0.49%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)		0.80%	0.70%	0.60%	1.05%	1.80%	1.30%	0.60%	0.55%
Fee Waiver or Reimbursement	[1]	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Net Expenses (as a percentage of Assets)		0.76%	0.66%	0.56%	1.01%	1.76%	1.26%	0.56%	0.51%
[1]	The advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocation to other American Century funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - STRATEGIC INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	78	243	423	943
I CLASS	68	212	368	823
Y CLASS	57	180	313	702
A CLASS	549	758	983	1,631
C CLASS	179	555	955	2,071
R CLASS	129	400	692	1,522
R5 CLASS	57	180	313	702
R6 CLASS	52	164	286	641

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies
The fund invests in both investment-grade and high-yield, non-money market debt securities. These securities may include corporate bonds and notes, government securities and securities backed by mortgages or other assets. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds”, are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets debt securities.
The fund may also invest in certain equity securities such as preferred stock, convertible securities or equity equivalents provided that such investments are consistent with the fund’s investment objectives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments may include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, mortgage- or asset- backed securities, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The weighted average maturity of the fund’s portfolio must be 3½ years or longer. Within this maturity limit, the portfolio managers may shorten the portfolio’s maturity during periods of rising interest rates in order to reduce the effect of bond price declines on the fund’s value.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
To gain exposure to certain segments of the fixed-income market, the fund may invest in other American Century funds (affiliated funds), unaffiliated funds, securities and other financial instruments.

Principal Risks

•
Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have a shorter-weighted average maturity, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk – The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
LIBOR Transition Risk – The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (“LIBOR”). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Due to allegations of manipulation, LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•
Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk – Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Counterparty Risk – If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. In addition, when the market for certain investments is illiquid, the fund may be unable to achieve its desired level of exposure to a certain sector. Illiquid securities may be difficult to value. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund may invest in securities denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Convertible Securities Risk – Convertible securities may be affected by changes in interest rates, the credit of the issuer, and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•
Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2019): 4.74%    Lowest Performance Quarter (3Q 2015):-1.81%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.15%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - STRATEGIC INCOME FUND		Label	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Barclays U.S Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.17%	Jul. 28, 2014
INVESTOR CLASS		Investor Class Return Before Taxes	9.77%	4.10%	3.65%	Jul. 28, 2014
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	8.38%	2.55%	2.07%	Jul. 28, 2014
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.76%	2.43%	2.06%	Jul. 28, 2014
I CLASS	[1]	I Class1 Return Before Taxes	9.88%	4.23%	3.75%	Apr. 10, 2017
Y CLASS	[1]	Y Class1 Return Before Taxes	10.00%	4.33%	3.86%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	4.59%	2.91%	2.52%	Jul. 28, 2014
C CLASS		C Class Return Before Taxes	8.68%	3.09%	2.62%	Jul. 28, 2014
R CLASS		R Class Return Before Taxes	9.33%	3.63%	3.16%	Jul. 28, 2014
R5 CLASS		R5 Class Return Before Taxes	9.98%	4.33%	3.86%	Jul. 28, 2014
R6 CLASS		R6 Class Return Before Taxes	10.04%	4.38%	3.91%	Jul. 28, 2014
[1]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Class is based on the R5 Class inception date.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Investment Trust Prospectus | U.S. GOVERNMENT MONEY MARKET FUND
U.S. Government Money Market Fund
Investment Objective
The fund seeks current income while maintaining liquidity and preserving capital.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about sales charges that may apply in certain circumstances where such shares were acquired by exchange from another American Century Investments fund, is available from your financial professional and in Calculation of Sales Charges on page 11 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND - USD ($)	INVESTOR CLASS	A CLASS		C CLASS		G CLASS
Maximum Deferred Sales Charge (as a percentage)	none	none	[1]	none	[1]	none
Maximum Account Fee	$ 25	none		none		none
[1]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	INVESTOR CLASS	A CLASS	C CLASS	G CLASS
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	none	0.25%	0.75%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	0.46%	0.71%	1.21%	0.46%
Fee Waiver or Reimbursement	none	none	none	0.45%	[1]
Net Expenses (as a percentage of Assets)	0.46%	0.71%	1.21%	0.01%
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	47	148	258	580
A CLASS	73	227	396	883
C CLASS	124	385	666	1,465
G CLASS	1	3	6	13

Principal Investment Strategies
The fund is a government money market fund, which means it invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by government securities or cash. Additionally, the fund has a policy to invest at least 80% of its assets in government securities and/or repurchase agreements collateralized by government securities. Government securities include any securities issued or guaranteed as to principal or interest by the United States and its agencies or instrumentalities. The securities purchased by the fund are subject to the maturity, quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. Thus, the fund invests its assets in high quality, very short term debt securities.
Because this fund is a government money market fund, both retail and institutional shareholders may invest in the fund. This fund does not have the ability to impose a liquidity fee on the sale of shares or temporarily suspend redemptions in response to decreases in liquidity.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund may purchase government securities through buy/sell back transactions. The fund may commit up to 35% of its total assets to such transactions.
The securities in which the fund invests may include adjustable rate securities, such as variable rate demand notes (VRDNs).
Because short-term, U.S. government securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.

Principal Risks
Even though the fund’s investments are designed to minimize interest rate, liquidity and credit risk, the fund is still subject to some degree of risk.

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Interest Rate Risk – Interest rate risk means that the value of debt securities and funds that hold them decline as interest rates rise. A sharp and unexpected rise in interest rates could cause the fund’s price to drop.

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Liquidity Risk – Changing regulatory or market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the fund’s investments. During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

•	Credit Risk – Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease.

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Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

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Repurchase Agreement Risk – If the seller in a repurchase agreement transaction defaults on its obligation to repurchase a security at a mutually agreed-upon time and price under the agreement, the fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. On December 1, 2015, the fund changed its investment objective and strategy so that it would qualify as a government money market fund, as that term is defined in Rule 2a-7 of the Investment Company Act. Performance for periods before December 1, 2015 is based on the fund’s prior investment strategy. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2019): 0.50%          Lowest Performance Quarter (2Q 2015): 0.00%

As of June 30, 2020, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.28%.

Average Annual Total Returns For the calendar year ended December 31, 2019
Average Annual Total Returns - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS	Investor Class	1.79%	0.73%	0.37%		Apr. 01, 1993
A CLASS	A Class	1.53%			0.76%	Dec. 01, 2015
C CLASS	C Class	1.03%			0.49%	Dec. 01, 2015
G CLASS	G Class	2.25%			1.88%	Jul. 28, 2017